Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ (108,443)	$ (114,034)	$ (125,107)
Actuarial gains and losses	597	1,983	240
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	597	1,983	240
Currency translation adjustment	2,919	(16,770)	(21,458)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	2,919	(16,770)	(21,458)
Other comprehensive income (loss) from discontinued operations	(1,522)	5,831	6,220
Total Comprehensive income (loss)	(106,449)	(122,989)	(140,106)
Attributable to shareholders of Cellectis	(100,535)	(114,739)	(127,890)
Attributable to non-controlling interests	$ (5,914)	$ (8,250)	$ (12,216)